Net Income Per Limited Partner Unit (Schedule of Distributions by Partner Class) (Detail) - USD ($) $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Net Income Per Share [Line Items]
Potentially dilutive securities												0		0
Net income attributable to MPLX LP		$ 133	$ 141	$ 19	[2]	$ (60)	[3]	$ 18	$ 41	$ 51	$ 46	$ 233	[4]	$ 156	[4]	$ 121	[4]
Less: distribution declared												(938)		(315)		(112)
Undistributed net (loss) income attributable to MPLX LP												(705)		(159)		9
Preferred Partner [Member]
Net Income Per Share [Line Items]
Net income attributable to MPLX LP	[4]											41
Less: distribution declared		(16)	(16)	(9)		0		0	0	0	0	(41)	[5]	0	[5]	0	[5]
Limited Partners Common Units [Member]
Net Income Per Share [Line Items]
Net income attributable to MPLX LP	[4]											1		97		58
Less: distribution declared	[5]											(692)		(224)		(54)
MPC [Member]
Net Income Per Share [Line Items]
Less: distribution declared		$ (45)	$ (44)	$ (41)		$ (29)		$ (29)	$ (27)	$ (25)	$ (23)
MPC [Member] | General Partner [Member]
Net Income Per Share [Line Items]
Net income attributable to MPLX LP	[4]											191		57		8
Less: distribution declared	[5]											(205)		(60)		(6)
MPC [Member] | Limited Partners Subordinated Units [Member]
Net Income Per Share [Line Items]
Net income attributable to MPLX LP	[4]													2		55
Less: distribution declared	[5]											$ 0		$ (31)		$ (52)

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[3]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[4]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.
[5]	(1)See Note 8 for information regarding the distribution.